SCHEDULE OF SEGMENT REPORTING INFORMATION (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Segment Reporting [Line Items]
Revenues	$ 14,586,984	$ 12,091,762
Cost of revenues	12,661,580	10,149,305
Gross Profit	1,925,404	1,942,457
Operating expenses
Selling and marketing expenses	423,358	338,080
General and administrative expenses	796,048	1,701,458
Research and development expenses	1,320,313	1,053,921
Total operating expenses	2,539,719	3,093,459
Operating loss	(614,315)	$ (1,151,002)
Electric Vehicles and Accessories Sales [Member]
Segment Reporting [Line Items]
Revenues	13,082,963
Cost of revenues	11,407,537
Gross Profit	1,675,426
Operating expenses
Selling and marketing expenses	423,358
General and administrative expenses	796,048
Research and development expenses	1,320,313
Total operating expenses	2,539,719
Operating loss	(864,293)
AI Infrastructure Services [Member]
Segment Reporting [Line Items]
Revenues	1,504,021
Cost of revenues	1,254,043
Gross Profit	249,978
Operating expenses
Selling and marketing expenses
General and administrative expenses
Research and development expenses
Total operating expenses
Operating loss	$ 249,978